Share-based payments - Fair value of the restricted share units (Details) - Restricted Share Units Scheme	Dec. 31, 2024 CNY (¥) EquityInstruments	Dec. 31, 2023 EquityInstruments	Dec. 31, 2022 EquityInstruments	Dec. 31, 2021 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement
Number of restricted share units	23,129,137	30,526,123	36,232,094	16,552,829
September 2019
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 35.22
Number of restricted share units	158,807	158,807
January 2020
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 16.18
Number of restricted share units	11,502	11,502
April 2020
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 16.98
Number of restricted share units	42,505	42,505
July 2020
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 38.67
Number of restricted share units	1,500	1,500
June 2021, One
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 13.69
Number of restricted share units	125,030	155,040
June 2021, Two
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 14.31
Number of restricted share units	7,500	7,500
June 2021, Three
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 14.93
Number of restricted share units	37,500	112,500
July 2021
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 15.16
Number of restricted share units	99,001	99,001
September 2021
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 5.53
Number of restricted share units	2,721,253	3,335,253
October 2021, One
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 5.25
Number of restricted share units	67,501	70,001
October 2021, Two
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 4.68
Number of restricted share units	3,239,591	3,444,091
January 2022, One
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 2.4
Number of restricted share units	96,421	103,397
January 2022, Two
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 2.41
Number of restricted share units	1,740,001	1,740,001
January 2022, Three
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 3.29
Number of restricted share units	432,265	462,265
January 2022, Four
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 2.64
Number of restricted share units	165,760	365,760
April 2022
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 1.78
Number of restricted share units	40,000	130,000
July 2022
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 2.72
Number of restricted share units	25,000	40,000
October 2022
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 0.98
Number of restricted share units	80,000	80,000
December 2022
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 0.81
Number of restricted share units	12,965,500	19,977,000
January 2023
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 0.71
Number of restricted share units	62,500	190,000
December 2024, One
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 0.39
Number of restricted share units	760,000
December 2024, Two
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 0.44
Number of restricted share units	250,000